SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
DisclosureOf Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 28. SUBSEQUENT EVENTS
In a meeting of the Board of Directors of the Company held on September 28, 2021, and as it was informed to the CMF and to the market as a Material Fact (hecho esencial) on the same date, it was agreed, among other matters, to update the Company’s dividend policy, establishing that for fiscal year 2021, an amount equivalent to 40% of the distributable net income for such year would be distributed as dividends among shareholders, excluding from the calculation of such net income any extraordinary profits that the Company obtained, through its subsidiary Forestal Arauco S.A., from the sale of real estate to Vista Hermosa Inversiones Forestales SpA. It was also informed that for subsequent fiscal years, amount equivalent to the 40% of the distributable net income for each fiscal year will be distributed as dividends. Lastly, it was agreed in such opportunity that in any event, the Board of Directors may decide to distribute and pay interim dividends to the shareholders, to the extent that it expects the year to finalize with positive results and that the Company’s liquidity allows such distribution and payment.
On April 8, 2022, our Board of Directors approved an amendment to the abovementioned dividend policy in respect of net income obtained in fiscal year 2021, in order to include in the calculation of the distributable net income for such fiscal year the extraordinary profits obtained by the Company for the aforementioned sale of real estate by the subsidiary Forestal Arauco S.A. to Vista Hermosa Inversiones Forestales SpA. The amendment to the dividend policy is based upon the very positive financial results obtained by Arauco during fiscal year 2021, already informed to the market, and its current cash availability.
Therefore, it was agreed in the same board of directors’ meeting held on the date hereof, to propose to the Shareholders’ Meeting of the Company summoned for April 26, 2022, the payment of the minimum definitive mandatory dividend (dividendo definitivo mínimo obligatorio) indicated below, which will be allocated to the net income obtained in the fiscal year ended December 31, 2021, charged to the results of the same fiscal year:

•	Dividend of US$1.5947992524 per share, unique series.
This dividend corresponds to the 40% of the net income of fiscal year 2021, once deducted the interim dividend paid to the shareholders starting on November 5, 2021.
The authorization for the issuance and publication of these consolidated financial statements for the period ended December 31, 2021 was approved by the Board of Directors of Arauco at the Extraordinary Meeting No. 667 held on April 13, 2022.
Subsequent to December 31, 2021 and as of the date of issuance of these consolidated financial statements, there have been no events, other than the one discussed above, that could materially affect the presentation of these financial statements.